Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Principal Balances of Mortgage Loans at Year-End	Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year-end were as follows:

	2012	2011
Mortgage loans serviced for Freddie Mac	$10,433	$13,086

Activity for Mortgage Servicing Rights and Related Valuation Allowance

Activity for mortgage servicing rights and the related valuation allowance follows:

	2012	2011	2010
Servicing rights, net of valuation allowance:
Beginning of year	$37	$57	$88
Additions	—	—	1
Amortized to expense	(9)	(23)	(31)
Change in valuation allowance	1	3	(1)

End of year	29	37	57

Valuation allowance:
Beginning of year	$2	$5	$4
Additions expensed	—	—	1
Reductions credited to operations	(1)	(3)	—

End of year	$1	$2	$5